Net Interest Income - Summary of Interest Income Recognized on Impaired Loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and Receivables Category [member]
Disclosure Of Financial Instruments Line Items [Line Items]
Interest income recognized on impaired loans	₩ 52,638	₩ 56,606	₩ 54,033